EXPLANATORY NOTE

The sole purpose of this filing is to file as an exhibit to the registration statement of DBX ETF Trust (the “Trust”), supplemental risk/return information in interactive data format for the db X-trackers Harvest MSCI All China Equity Fund, a series of the Trust.